Investments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule of classified as available-for-sale and recorded at fair value
The following tables summarize the Company’s investments, all of which are classified as available-for-sale
and recorded at fair value:

	June 30, 2023
	Amortization Cost	Unrealized Gain	Fair Market Value
Short-term marketable securities	6,571	195	6,766

	$6,571	$195	$6,766

	December 31, 2022
	Amortization Cost	Unrealized Loss	Fair Market Value
Short-term marketable securities	31,280	(317)	31,143

	$31,280	$(317)	$31,143

Schedule of debt securities in an unrealized loss position	The following tables summarize the Company’s debt securities in an unrealized loss position, aggregated by length of time in a continuous unrealized loss position.

	June 30, 2023
	Less than 12 Months		More than 12 Months		Total
	Fair Market Value	Unrealized Loss	Fair Market Value	Unrealized Loss	Fair Market Value	Unrealized Loss
Short-term marketable securities in unrealized loss position	$3,981	$(4)	$2,785	$(11)	$6,766	$(15)

	$3,981	$(4)	$2,785	$(11)	$6,766	$(15)

	December 31, 2022
	Less than 12 Months		More than 12 Months		Total
	Fair Market Value	Unrealized Loss	Fair Market Value	Unrealized Loss	Fair Market Value	Unrealized Loss
Short-term marketable securities in unrealized loss position	$17,303	$(78)	$9,927	$(135)	$27,230	$(213)

	$17,303	$(78)	$9,927	$(135)	$27,230	$(213)

The following tables summarize the Company’s debt securities in an unrealized loss position, aggregated by length of time in a continuous unrealized loss position.

	December 31, 2022
	Less than 12 Months		More than 12 Months		Total
	Fair Market Value	Unrealized Loss	Fair Market Value	Unrealized Loss	Fair Market Value	Unrealized Loss
Short-term marketable securities	$17,303	$(78)	$9,927	$(135)	$27,230	$(213)

	$17,303	$(78)	$9,927	$(135)	$27,230	$(213)

	December 31, 2021
	Less than 12 Months		More than 12 Months		Total
	Fair Market Value	Unrealized Loss	Fair Market Value	Unrealized Loss	Fair Market Value	Unrealized Loss
Short-term marketable securities	$32,991	$(29)	$—	$—	$32,991	$(29)
Long-term marketable securities	11,719	(45)	—	—	11,719	(45)

	$44,710	$(74)	$—	$—	$44,710	$(74)